CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 7,820	$ 8,785
Restricted cash	764	844
Trade receivables, net	522	506
Financing receivables, net	18,729	18,457
Inventories, net	7,471	6,022
Property, plant and equipment, net	4,667	4,923
Investments in unconsolidated subsidiaries and affiliates	504	529
Investments at fair value through profit and loss	464	392
Equipment under operating leases	1,910	1,978
Goodwill, net	1,925	1,924
Other intangible assets, net	763	772
Deferred tax assets	1,418	1,451
Derivative assets	136	160
Other assets	2,129	1,976
Total Assets	49,222	48,719
LIABILITIES AND EQUITY
Debt	24,512	26,053
Trade payables	7,103	6,357
Deferred tax liabilities	106	112
Pension, postretirement and other postemployment benefits	1,531	1,617
Derivative liabilities	171	139
Other liabilities	9,725	9,412
Total Liabilities	43,148	43,690
Redeemable noncontrolling interest	44	40
Common shares, €0.01, par value; outstanding 1,354,242,505 common shares and 371,241,879 loyalty program special voting shares at 6/30/2021; and outstanding 1,353,910,471 common shares and 371,328,154 loyalty program special voting shares at 12/31/2020	25	25
Treasury stock, at cost; 10,157,691 common shares at 6/30/2021 and 10,489,725 common shares at 12/31/2020	(105)	(109)
Additional paid in capital	4,411	4,388
Retained earnings	4,197	3,279
Accumulated other comprehensive loss	(2,600)	(2,676)
Noncontrolling interests	102	82
Total Equity	6,030	4,989
Total Liabilities and Equity	$ 49,222	$ 48,719